PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Shares	Value
Long-Term Investments 100.0%
Common Stocks
Australia 3.8%
Dexus, REIT	3,159,952	$ 26,735,458
Goodman Group, REIT	2,407,243	23,903,479
Ingenia Communities Group, REIT	3,565,748	11,367,323
		62,006,260
Belgium 0.8%
Aedifica SA	76,362	10,326,473
Shurgard Self Storage SA	85,404	3,110,008
		13,436,481
Canada 4.2%
Canadian Apartment Properties REIT	578,663	24,748,622
InterRent Real Estate Investment Trust, REIT	1,299,805	16,520,115
Summit Industrial Income REIT, (XTSE)	2,838,831	27,693,296
		68,962,033
Finland 1.4%
Kojamo OYJ	1,197,507	22,060,454
France 1.3%
Gecina SA, REIT	110,424	20,813,832
Germany 4.0%
alstria office REIT-AG	525,845	10,431,260
Deutsche Wohnen SE	131,003	5,537,034
TLG Immobilien AG	221,018	7,555,833
Vonovia SE	734,662	41,949,125
		65,473,252
Hong Kong 5.3%
CK Asset Holdings Ltd.	765,841	4,917,486
Henderson Land Development Co. Ltd.	1,732,031	7,747,986
Link REIT	3,274,987	33,028,509
New World Development Co. Ltd.	7,812,145	9,685,868
Sun Hung Kai Properties Ltd.	1,794,071	24,802,648
Swire Properties Ltd.	2,017,573	6,245,745
		86,428,242

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Ireland 0.3%
Hibernia REIT PLC	2,696,732	$ 4,099,510
Japan 12.4%
Activia Properties, Inc., REIT	3,143	16,720,618
Daiwa Office Investment Corp., REIT	1,769	14,188,932
Invincible Investment Corp., REIT	4,007	2,025,689
Japan Hotel REIT Investment Corp.	3,746	2,524,488
Japan Real Estate Investment Corp., REIT	1,817	13,257,871
Kenedix Retail REIT Corp.	4,502	11,141,971
LaSalle Logiport REIT	7,756	12,526,813
Mitsubishi Estate Co. Ltd.	990,968	19,393,123
Mitsui Fudosan Co. Ltd.	1,590,735	42,219,279
Mitsui Fudosan Logistics Park, Inc., REIT	1,698	8,222,752
Nippon Building Fund, Inc., REIT	3,095	25,078,141
Nippon Prologis REIT, Inc.	3,300	9,489,614
Sumitomo Realty & Development Co. Ltd.	411,932	15,178,615
Tokyu Fudosan Holdings Corp.	1,469,116	10,387,457
		202,355,363
Netherlands 1.5%
InterXion Holding NV*	167,608	14,586,924
NSI NV	183,888	10,031,503
		24,618,427
Singapore 2.6%
City Developments Ltd.	483,457	3,724,696
Frasers Centrepoint Trust, REIT	6,579,133	13,866,639
Keppel REIT	12,824,695	11,372,777
Mapletree Logistics Trust, REIT	10,309,723	13,874,238
		42,838,350
Spain 1.1%
Inmobiliaria Colonial Socimi SA, REIT	1,303,787	17,442,295
Sweden 2.0%
Fabege AB	1,423,750	24,388,241
Hufvudstaden AB (Class A Stock)	424,170	8,403,228
		32,791,469
Switzerland 0.8%
PSP Swiss Property AG	88,613	13,404,600

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom 6.1%
Big Yellow Group PLC, REIT	517,034	$ 8,026,635
Derwent London PLC, REIT	326,108	17,666,457
Great Portland Estates PLC, REIT	631,197	7,768,565
Primary Health Properties PLC, REIT	1,968,298	4,087,521
Segro PLC, REIT	2,778,622	33,404,523
Tritax Big Box REIT PLC	1,841,741	3,397,197
Tritax EuroBox PLC, REIT, 144A	3,977,224	4,718,008
UNITE Group PLC (The), REIT	1,260,664	21,160,431
		100,229,337
United States 52.4%
Alexandria Real Estate Equities, Inc., REIT	77,989	12,727,805
American Assets Trust, Inc., REIT	564,923	25,737,892
American Homes 4 Rent (Class A Stock), REIT	422,123	11,536,622
Americold Realty Trust, REIT	136,544	4,706,672
Apple Hospitality REIT, Inc.	1,079,577	16,215,247
AvalonBay Communities, Inc., REIT	230,116	49,863,836
Boston Properties, Inc., REIT	200,337	28,718,309
Camden Property Trust, REIT	284,226	31,955,529
Cousins Properties, Inc., REIT	634,955	25,988,708
CyrusOne, Inc., REIT	107,147	6,519,895
Digital Realty Trust, Inc., REIT(a)	39,470	4,854,415
Duke Realty Corp., REIT	194,391	7,058,337
Equinix, Inc., REIT	7,548	4,451,282
Equity LifeStyle Properties, Inc., REIT	730,548	53,147,367
Essential Properties Realty Trust, Inc., REIT	1,476,268	40,759,759
Essex Property Trust, Inc., REIT	105,291	32,614,940
Extra Space Storage, Inc., REIT	76,694	8,488,492
First Industrial Realty Trust, Inc., REIT	159,469	6,809,326
Global Medical REIT, Inc.	679,177	9,915,984
Healthpeak Properties, Inc., REIT	1,001,994	36,061,764
Host Hotels & Resorts, Inc., REIT	718,085	11,733,509
Hudson Pacific Properties, Inc., REIT	681,723	24,773,814
Invitation Homes, Inc., REIT	2,058,889	64,793,237
JBG SMITH Properties, REIT	253,846	10,293,455
Life Storage, Inc., REIT	173,619	19,650,198
Medical Properties Trust, Inc., REIT	1,837,664	40,704,258
MGM Growth Properties LLC (Class A Stock), REIT	899,028	28,714,954
Park Hotels & Resorts, Inc., REIT	236,576	5,190,477
Prologis, Inc., REIT	931,421	86,510,382
Realty Income Corp., REIT	442,255	34,677,215
Rexford Industrial Realty, Inc., REIT	709,325	34,182,372
Simon Property Group, Inc., REIT	52,488	6,988,777
Spirit Realty Capital, Inc., REIT	409,851	21,631,936

PGIM Global Real Estate Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
STAG Industrial, Inc., REIT	182,294	$ 5,877,159
VICI Properties, Inc., REIT	428,705	11,489,294
Welltower, Inc., REIT	379,415	32,216,128
		857,559,346

Total Long-Term Investments (cost $1,262,728,936)		1,634,519,251
Short-Term Investments 1.4%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	18,408,415	18,408,415
PGIM Institutional Money Market Fund (cost $4,944,236; includes $4,941,094 of cash collateral for securities on loan)(b)(w)	4,943,248	4,944,236

Total Short-Term Investments (cost $23,352,651)		23,352,651

TOTAL INVESTMENTS 101.4% (cost $1,286,081,587)		1,657,871,902
Liabilities in excess of other assets (1.4)%		(22,498,408)

Net Assets 100.0%		$ 1,635,373,494

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
REITs—Real Estate Investment Trust
XTSE—Toronto Stock Exchange

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,720,356; cash collateral of $4,941,094 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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